Condensed Balance Sheet (Parenthetical) - $ / shares	Dec. 31, 2021	Jun. 30, 2021
Preferred stock, par value	$ 0.0001
Preferred stock, shares authorized	5,000,000
Preferred stock, shares issued	0
Preferred stock, shares outstanding	0
Common stock, shares outstanding	10,000
Common Class A [Member]
Common stock, par value	$ 0.0001
Common stock, shares authorized	500,000,000
Common stock, shares issued	640,000
Common stock, shares outstanding	640,000
Temporary equity shares outstanding	25,000,000
Common Class B [Member]
Common stock, par value	$ 0.0001
Common stock, shares authorized	50,000,000
Common stock, shares issued	6,250,000
Common stock, shares outstanding	6,250,000	6,250,000